UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Soroban Capital Partners LLC

Address: 444 Madison Avenue
         12th Floor
         New York, NY 10022

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Niditch
Title:  Legal Counsel
Phone:  212-314-1300


Signature, Place and Date of Signing:

/s/ Steven Niditch               New York, NY             February 14, 2012
-------------------------      ---------------------    ----------------------
        [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       31

Form 13F Information Table Value Total:       $2,236,908
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)    028-XXXXX                Soroban Master Fund LP
--------------------------------------------------------------------


                                             FORM 13F INFORMATION TABLE


COL 1                         COL  2          COL 3     COL 4           COL 5           COL 6           COL 7        COL 8

                              TITLE                     VALUE     SHRS OR    SH/ PUT/   INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1000)  PRN AMT    PRN CALL   DISCRETION      MGRS    SOLE     SHARED NONE
---------------               --------        -----     --------  -------    --- ----   -----------     ----    ----     ------ ----
ADVANCE AUTO PARTS INC        COM             00751Y106  29,732      427,000 SH         SHARED-DEFINED  1       427,000
AT&T INC                      COM             00206R102   9,199      304,200     CALL   SHARED-DEFINED  1       304,200
AUTODESK INC                  COM             052769106  56,778    1,872,000 SH         SHARED-DEFINED  1     1,872,000
CBS CORP NEW                  CL B            124857202 115,516    4,256,297 SH         SHARED-DEFINED  1     4,256,297
CHENIERE ENERGY INC           COM NEW         16411R208  42,233    4,860,000 SH         SHARED-DEFINED  1     4,860,000
COACH INC                     COM             189754104  49,503      811,000 SH         SHARED-DEFINED  1       811,000
COCA COLA ENTERPRISES INC NE  COM             19122T109  90,539    3,512,000 SH         SHARED-DEFINED  1     3,512,000
COMCAST CORP NEW              CL A SPL        20030N200  32,583    1,383,000 SH         SHARED-DEFINED  1     1,383,000
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100   7,475      184,200     CALL   SHARED-DEFINED  1       184,200
EXELON CORP                   COM             30161N101  65,055    1,500,000     CALL   SHARED-DEFINED  1     1,500,000
HALLIBURTON CO                COM             406216101  87,055    2,522,600     CALL   SHARED-DEFINED  1     2,522,600
HSN INC                       COM             404303109  56,158    1,548,753 SH         SHARED-DEFINED  1     1,548,753
INTL PAPER CO                 COM             460146103  68,672    2,320,000 SH         SHARED-DEFINED  1     2,320,000
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106  36,291      427,200     PUT    SHARED-DEFINED  1       427,200
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106  42,475      500,000     CALL   SHARED-DEFINED  1       500,000
KINDER MORGAN INC DEL         COM             49456B101  30,256      940,500     CALL   SHARED-DEFINED  1       940,500
LYONDELLBASELL INDUSTRIES N   SHS - A -       N53745100  67,969    2,092,000 SH         SHARED-DEFINED  1     2,092,000
NEWELL RUBBERMAID INC         COM             651229106  70,236    4,349,000 SH         SHARED-DEFINED  1     4,349,000
NIELSEN HOLDINGS N V          COM             N63218106  63,208    2,128,947 SH         SHARED-DEFINED  1     2,128,947
SARA LEE CORP                 COM             803111103  72,747    3,845,000 SH         SHARED-DEFINED  1     3,845,000
SEMGROUP CORP                 CL A            81663A105  84,695    3,250,000 SH         SHARED-DEFINED  1     3,250,000
SHERWIN WILLIAMS CO           COM             824348106  59,632      668,000 SH         SHARED-DEFINED  1       668,000
SIX FLAGS ENTMT CORP NEW      COM             83001A102  28,868      700,000 SH         SHARED-DEFINED  1       700,000
SUNOCO INC                    COM             86764P109  54,636    1,331,943 SH         SHARED-DEFINED  1     1,331,943
TIBCO SOFTWARE INC            COM             88632Q103   5,978      250,000     CALL   SHARED-DEFINED  1       250,000
VIACOM INC NEW                CL B            92553P201  32,922      725,000 SH         SHARED-DEFINED  1       725,000
VISA INC                      COM CL A        92826C839  55,314      544,800 SH         SHARED-DEFINED  1       544,800
WARNACO GROUP INC             COM NEW         934390402  62,750    1,254,000 SH         SHARED-DEFINED  1     1,254,000
WESTLAKE CHEM CORP            COM             960413102  40,240    1,000,000 SH         SHARED-DEFINED  1     1,000,000
WILLIAMS COS INC DEL          COM             969457100 178,143    5,395,000 SH         SHARED-DEFINED  1     5,395,000
WILLIAMS COS INC DEL          COM             969457100 540,049   16,355,200     CALL   SHARED-DEFINED  1    16,355,200



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